Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Other current liabilities
Other current liabilities consists of the following:

	December 31,
(Amounts in thousands)	2021	2020
Refunds payable to former members	$34,019	$35,761
Current portion of long-term debt (See Note 14)	29,202	13,114
Current portion of acquisition holdbacks	—	1,593
IndiaCo Forward Liability (See Note 10)	—	7,907
Other current liabilities	14,692	25,380
Total other current liabilities	$77,913	$83,755